INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of income tax (recovery) expense

($ millions)	2021	2020
Current:
Current year	1 353	(650)
Adjustments in respect of current income tax of prior years	42	(9)
Deferred:
Origination and reversal of temporary differences	29	(973)
Adjustments in respect of deferred income tax of prior years	23	(52)
Changes in tax rates and legislation	8	(106)
Movement in unrecognized deferred income tax assets	(4)	12
Total income tax expense (recovery)	1 451	(1 778)

Reconciliation of Effective Tax Rate

($ millions)	2021	2020
Earnings (loss) before income tax	5 570	(6 097)
Canadian statutory tax rate	24.24%	24.96%
Statutory tax	1 350	(1 522)
Add (deduct) the tax effect of:
Non-taxable component of capital gains	(12)	(45)
Share-based compensation and other permanent items	3	7
Assessments and adjustments	65	(58)
Impact of income tax rates and legislative changes	8	(173)
Non-taxable component of dispositions	(66)	-
Foreign tax rate differential	111	3
Movement in unrecognized deferred income tax assets	(4)	12
Other	(4)	(2)
Total income tax expense (recovery)	1 451	(1 778)
Effective tax rate	26.1%	29.2%

Schedule of deferred income tax balances

	Deferred Income Tax Expense (Recovery)		Deferred Income Tax Liability (Asset)

			December 31	December 31
($ millions)	2021	2020	2021	2020
Property, plant and equipment	(260)	(1 084)	11 477	11 963
Decommissioning and restoration provision	141	21	(1 936)	(2 304)
Employee retirement benefit plans	(142)	34	(470)	(605)
Tax loss carry-forwards	161	(20)	(15)	(176)
Other	156	(70)	25	(120)
Net deferred income tax expense (recovery) and liability	56	(1 119)	9 081	8 758

Summary of changes in deferred income tax balances

($ millions)	2021	2020
Net deferred income tax liability, beginning of year	8 758	9 967
Recognized in deferred income tax expense (recovery)	56	(1 119)
Recognized in other comprehensive income	277	(62)
Foreign exchange, acquisition and other	(10)	(28)
Net deferred income tax liability, end of year	9 081	8 758

Schedule of deferred tax in shareholders' equity

($ millions)	2021	2020
Deferred Tax in Other Comprehensive Income
Actuarial gain (loss) on employment retirement benefit plans	277	(62)
Total income tax expense (recovery) reported in equity	277	(62)